Business Developments (Tables)	6 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Pro forma statements of operations
The following unaudited pro forma statements of income present the results of income as if the acquisition of MPMS had occurred on April 1, 2024:

Six months ended September 30,
2024
(in millions)
Statements of income data
Total revenue	¥58,886
Net income attributable to Mitsubishi UFJ Financial Group	¥4,678
The following unaudited pro forma statements of income present the results of income as if the acquisition of WealthNavi had occurred on April 1, 2024:

Six months ended September 30,
2024
(in millions)
Statements of income data
Total revenue	¥5,226
Net loss attributable to Mitsubishi UFJ Financial Group	¥(781)
The following unaudited pro forma statements of income present the results of income as if the acquisition of TIDLOR had occurred on April 1, 2024:

	Six months ended September 30,
	2024	2025
	(in millions)
Statements of income data
Total revenue	¥47,289	¥52,107
Net income attributable to Mitsubishi UFJ Financial Group	¥3,177	¥4,316